Expense Example	Feb. 26, 2026 USD ($)
Invesco Advantage International Fund | Invesco Advantage International Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 667
Expense Example, with Redemption, 3 Years	985
Expense Example, with Redemption, 5 Years	1,326
Expense Example, with Redemption, 10 Years	2,286
Invesco Advantage International Fund | Invesco Advantage International Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	1,212
Expense Example, with Redemption, 10 Years	2,447
Invesco Advantage International Fund | Invesco Advantage International Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	956
Expense Example, with Redemption, 10 Years	2,118
Invesco Advantage International Fund | Invesco Advantage International Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	693
Expense Example, with Redemption, 10 Years	1,569
Invesco Advantage International Fund | Invesco Advantage International Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,455
Invesco Advantage International Fund | Invesco Advantage International Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,455
Invesco Asia Pacific Equity Fund | Invesco Asia Pacific Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	975
Expense Example, with Redemption, 5 Years	1,284
Expense Example, with Redemption, 10 Years	2,158
Invesco Asia Pacific Equity Fund | Invesco Asia Pacific Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	317
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	2,289
Invesco Asia Pacific Equity Fund | Invesco Asia Pacific Equity Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,976
Invesco Asia Pacific Equity Fund | Invesco Asia Pacific Equity Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Invesco Asia Pacific Equity Fund | Invesco Asia Pacific Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	931
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	2,000
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,155
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,813
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Invesco Global Focus Fund | Invesco Global Focus Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	668
Expense Example, with Redemption, 3 Years	919
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	1,957
Invesco Global Focus Fund | Invesco Global Focus Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,113
Invesco Global Focus Fund | Invesco Global Focus Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
Invesco Global Focus Fund | Invesco Global Focus Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Invesco Global Focus Fund | Invesco Global Focus Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Invesco Global Focus Fund | Invesco Global Focus Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Invesco Global Fund | Invesco Global Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	649
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	1,740
Invesco Global Fund | Invesco Global Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,914
Invesco Global Fund | Invesco Global Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Invesco Global Fund | Invesco Global Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Invesco Global Fund | Invesco Global Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Invesco Global Fund | Invesco Global Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	892
Expense Example, with Redemption, 5 Years	1,143
Expense Example, with Redemption, 10 Years	1,860
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,024
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Invesco International Growth Fund | Invesco International Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	892
Expense Example, with Redemption, 5 Years	1,143
Expense Example, with Redemption, 10 Years	1,860
Invesco International Growth Fund | Invesco International Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,024
Invesco International Growth Fund | Invesco International Growth Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
Invesco International Growth Fund | Invesco International Growth Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Invesco International Growth Fund | Invesco International Growth Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Invesco International Growth Fund | Invesco International Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	975
Expense Example, with Redemption, 5 Years	1,284
Expense Example, with Redemption, 10 Years	2,158
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,170
Expense Example, with Redemption, 10 Years	2,321
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,987
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
Invesco International Value Fund | Invesco International Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	934
Expense Example, with Redemption, 5 Years	1,231
Expense Example, with Redemption, 10 Years	2,075
Invesco International Value Fund | Invesco International Value Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	2,230
Invesco International Value Fund | Invesco International Value Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	1,890
Invesco International Value Fund | Invesco International Value Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,329
Invesco International Value Fund | Invesco International Value Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,489
Invesco International Value Fund | Invesco International Value Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	$ 1,180